Capital and financial risk management	12 Months Ended
Dec. 31, 2022
Capital and financial risk management
Capital and financial risk management

25. Capital and financial risk management

Financial assets are measured at amortised cost, fair value through other comprehensive income (FVTOCI) or fair value through profit or loss (FVTPL). The measurement basis is determined by reference to both the business model for managing the financial asset and the contractual cash flow characteristics of the financial asset. For financial assets other than trade receivables a 12-month expected credit loss allowance is recorded on initial recognition. If there is subsequent evidence of a significant increase in the credit risk of an asset, the allowance is increased to reflect the full lifetime expected credit loss. If there is no realistic prospect of recovery, the asset is written off.

Derivatives and hedge accounting

Derivative financial instruments are used to manage exposure to market risks. The principal derivative instruments used by the Group are forward foreign exchange contracts and swaps.

Derivative financial instruments are classified as held-for-trading and are measured at fair value. Derivatives designated as hedging instruments are classified on inception as cash flow hedges, net investment hedges or fair value hedges. The treatment of changes in the value of derivatives depends on their use as explained below.

Fair value hedges

Certain derivatives are held to hedge the risk of changes in value of a specific bond or other loan. In these situations, the Group designates the liability and related derivative to be part of a fair value hedge relationship. The carrying value of the bond is adjusted by the fair value of the risk being hedged, with changes going to the income statement. Gains and losses on the corresponding derivative are also recognised in the income statement. The amounts recognised are offset in the income statement to the extent that the hedge is effective. Ineffectiveness may occur if the critical terms do not exactly match, or if there is a value adjustment resulting from a change in credit risk (in either the Group or the counterparty to the derivative) that is not matched by the hedged item. When the relationship no longer meets the criteria for hedge accounting, the fair value hedge adjustment made to the bond is amortised to the income statement using the effective interest method.

Cash flow hedges

Derivatives are also held to hedge the uncertainty in timing or amount of future forecast cash flows. Such derivatives are designated as being part of cash flow hedge relationships. For an effective hedge, gains and losses from changes in the fair value of derivatives are recognised in equity. Any ineffective elements of the hedge are recognised in the income statement. Ineffectiveness may occur if there are changes to the expected timing of the hedged transaction. If the hedged cash flow relates to a non-financial asset, the amount accumulated in equity is subsequently included within the carrying value of that asset. For other cash flow hedges, amounts deferred in equity are taken to the income statement at the same time as the related cash flow. When a derivative no longer qualifies for hedge accounting, any cumulative gain or loss remains in equity until the related cash flow occurs. When the cash flow takes place, the cumulative gain or loss is taken to the income statement. If the hedged cash flow is no longer expected to occur, the cumulative gain or loss is taken to the income statement immediately.

Net investment hedges

Certain derivatives are designated as hedges of the currency risk on the Group’s investment in foreign subsidiaries. Differences arising on retranslation of a financial liability designated as a foreign currency net investment hedge are recorded in equity to the extent that the hedge is effective. These differences are reported within the income statement to the extent that the hedge is ineffective. Gains and losses accumulated in equity are included in the income statement when the foreign operation is disposed of.

Derivatives for which hedge accounting is not applied

Derivatives not designated as hedges are held in order to hedge certain balance sheet items and commodity exposures. No hedge accounting is applied to these derivatives, which are carried at fair value with changes being recognised in the income statement.

Risk management

The key objectives of the Group’s treasury activities are to minimise the net cost of financial operations and reduce volatility arising from financial risks.

Treasury activities are governed by the Board. The Group has a Treasury Risk Committee (TRC), chaired by the Chief Financial Officer (CFO), that meets on a regular basis to review treasury activities. Its members receive management information relating to treasury activities.

The Group may use a variety of financial instruments to finance its operations and derivative financial instruments to manage market risks from these operations. Derivatives principally comprise of foreign exchange forward contracts and swaps which are used to manage interest rate and foreign exchange risk on borrowings.

Derivatives are used exclusively for hedging purposes in relation to underlying business activities and not as trading or speculative instruments.

Capital management

The Group manages its capital to ensure that entities in the Group are able to operate as going concerns whilst availing themselves of intercompany funding where appropriate.

	2022 £m	2021 £m
Cash and cash equivalents	684	414
Short-term borrowings	(437)	(79)
Long-term borrowings	(10,003)	(87)
Derivative financial assets associated to long-term borrowings	44	5
Derivative financial liabilities associated to long-term borrowings	(181)	(1)
Total equity	16,457	26,480
Total capital	6,564	26,732

As at 31 December 2022, the Group’s long-term credit rating with Standard & Poor’s is BBB (stable outlook) and with Moody’s Investors Service (Moody’s) it is Baa1 (stable outlook). The Group’s short-term credit ratings are A-2 and P-2 with Standard & Poor’s and Moody’s, respectively.

Liquidity risk management

The Group’s policy is to borrow centrally in order to meet anticipated funding requirements. The strategy is to diversify liquidity sources and to maintain broad access to financial markets. Each day, the Group sweeps cash to or from a number of global subsidiaries and central treasury accounts for liquidity management purposes.

The Group uses both notional and physical cash pool arrangements as appropriate by location and currency. For notional cash pools, liquidity is drawn against foreign currency balances to provide both local funding and central liquidity as required and with balances actively managed and maintained to appropriate levels. As balances in notional pooling arrangements are not settled across currencies, gross cash and overdraft balances are reported. At 31 December 2022, the Group had £437m (2021: £79m) of borrowings repayable within one year and held £684m (2021: £414m) of cash and cash equivalents.

The Group uses short-term financing to manage working capital requirements and has access to a $10,000m US commercial paper programme and a £2,000m Euro commercial paper programme, both of which were established in August 2022. At 31 December 2022, the Group had $225m (2021: $nil) of US commercial paper in issue and €130m (2021: €nil) Euro Commercial Paper in issue.

In February 2022, the Group signed two revolving credit facilities, a $1,400m facility maturing in September 2023 with the option to extend or term out for a year; and a £1,000m facility maturing in September 2025 with two one-year extension options. These committed facilities were undrawn at 31 December 2022.

In July 2022, the Group drew down £1,493m against a three-year committed term loan facility to fund the pre-separation dividend. The facility has been fully repaid during the year.

Long-term financing consists of $8,750m in USD bonds, as well as €2,350m Euro bonds and £700m GBP bonds issued under a £10,000m Euro Medium Term Note programme. Refer to Note 19 ‘Borrowings’ for further details about the Group’s bonds.

Foreign exchange risk management

Foreign currency transaction exposures arising on internal and external trade flows are selectively hedged. The Group’s objective is to minimise the exposure of overseas operating subsidiaries to transaction risk by matching local currency income with local currency costs where possible. Foreign currency cash flows may be hedged selectively as approved by the TRC. Cash surpluses or borrowing requirements of subsidiary companies are usually managed centrally using foreign exchange forward contracts and swaps to hedge future repayments back into the originating currency.

Borrowings denominated in, or swapped into, foreign currencies that match investments in overseas Group assets may be treated as a hedge against the relevant assets. Forward contracts in major currencies are also used to reduce exposure to the Group’s investment in overseas assets. Refer to ‘Net investment hedges’ section of this note for further details.

Credit risk management

Credit risk is the risk that a counterparty will default on its contractual obligations resulting in financial loss to the Group and arises on cash and cash equivalents and favourable derivative financial instruments held with banks and financial institutions as well as credit exposures to wholesale and retail customers, including outstanding receivables.

The Group considers its maximum credit risk to be £2,441m (2021: £3,894m) which is the total of the Group’s financial assets, excluding other investments which bear equity risk rather than credit risk.

The Group’s greatest concentration of credit risk at 31 December 2022 is £310m with HSBC Group (A-/A3), and £158m with Citibank Group (BBB+/A3). The Group’s greatest concentration of credit risk at 31 December 2021 was £456m with GSK LLC (A/A2), and £229m with GSK IHC Ltd (A+/A2).

There has been no change in the estimation techniques or significant assumptions made during the current reporting period in assessing the loss allowance for financial assets at amortised cost since the adoption of IFRS 9.

Treasury-related credit risk

The Group has continued to maintain a consistent approach to counterparty risk throughout 2022. The aggregate credit risk in respect of financial instruments that the Group may have with one counterparty is limited by reference to the long-term credit ratings assigned for that counterparty by a recognised credit rating agency (e.g., Standard and Poor’s or Moody’s Investors Service). The Group measures expected credit losses over cash and cash equivalents as a function of individual counterparty credit ratings and associated 12-month default rates. Based on the available credit ratings, the credit risk of outstanding financial instruments has not increased significantly since their initial recognition. Expected credit losses over cash and cash equivalents and third-party financial derivatives are deemed to be immaterial and so have not been recognised. No such loss has been experienced during 2022 and 2021. The credit ratings of counterparties are set out in the below table.

	AAA/Aaa £m	AA/Aa £m	A/A £m	BBB/Baa £m	BB+/Ba1 and below or unrated £m	Total £m
2022
Bank balances and deposits	–	87	276	252	59	674
Money market funds	10	–	–	–	–	10
Cash and cash equivalents	10	87	276	252	59	684
Derivative financial instruments	–	–	59	35	–	94
Total	10	87	335	287	59	778

2021
Bank balances and deposits	–	–	394	14	3	411
Money market funds	3	–	–	–	–	3
Cash and cash equivalents	3	–	394	14	3	414
Derivative financial instruments	–	–	17	–	–	17
Total	3	–	411	14	3	431

The credit ratings in the above tables are as assigned by Standard and Poor’s and Moody’s. Where the opinion of the two rating agencies differs, the lower rating of the two is assigned to the counterparty. Where local rating or Fitch data is the only source available, the ratings are converted to global ratings equivalent to those of Standard and Poor’s or Moody’s using published conversion tables.

Wholesale and retail credit risk

Where appropriate, the Group utilises credit insurance to minimise the credit risk of the trade receivables in the Group (refer to Note 16 ‘Trade and other receivables’ for further details about the Group’s expected credit losses). The Group does not have a substantial wholesale and retail credit risk as a result of its diversified geographical presence, product offering, consumer profile, and historical credit loss information.

Interest rate risk management

The Group manages the interest rate risk on its net debt portfolio, with the objectives of minimising the effective net interest cost and income statement volatility.

The Group’s main interest rate risk arises from borrowings and investments with floating rates and from the refinancing of maturing fixed rate debt where any changes in interest rates will affect future cash flows. The policy on interest rate risk management limits the net amount of floating rate debt to a specific cap.

87% of the Group’s debt was held at fixed rates as at 31 December 2022, including the impact of swaps. Any bond debt with less than 6 months to maturity is considered floating rate.

Interest rate and forward starting interest rate swaps

The forward starting interest rate contracts, exchanging floating interest for fixed interest, were designated as cash flow hedges to hedge the interest variability of the interest cash flows associated with the future fixed rate debt.

The interest rate swap contracts, exchanging fixed interest rate for floating interest, have been designated as fair hedges to hedge the variability in fair value associated with Group’s fixed rate debt. The interest rate swaps and the interest payments on the loan occur simultaneously and the fair value of interest rate swaps and the fair value of related debt affect the income statement at the same time.

Derivative financial instruments and hedging

Derivative financial instruments are used to mitigate exposure to foreign exchange transactional risks of the Group. The fair value of a derivative financial instrument is classified as a non-current asset or liability if the remaining maturity is more than 12 months and as a current asset or liability if the maturity is less than 12 months. All foreign exchange contracts are for periods of 12 months or less.

The Group has the following derivative financial instruments:

	2022			2021
	Notional amount £m	Fair value of assets £m	Fair value of Liabilities £m	Notional amount £m	Fair value of assets £m	Fair value of Liabilities £m
Non-current
Fair value hedges – interest rate swap contracts	2,207	2	(139)	–	–	–
Net investment hedges - cross currency interest rate swaps	910	1	(36)	–	–	–
Cash flow hedges – interest rate swap contracts	–	–	–	1,996	12	(1)
Current
Net investment hedges – foreign exchange contracts	329	1	(8)	–	–	–
Derivatives designated and effective as hedging instruments	3,446	4	(183)	1,996	12	(1)

Non-current
Cross currency interest rate swap contracts	1,409	41	–	–
Current
Foreign exchange contracts	3,364	49	(23)	1,854	5	(18)
Derivatives classified as held for trading	4,773	90	(23)	1,854	5	(18)
Total derivative instruments	8,219	94	(206)	3,850	17	(19)

Fair value hedges

At issuance in March 2022, $1,750m and €850m bonds were converted from fixed rate to floating rate using interest rate swaps as shown in the above table. These bonds and swaps were designated in fair value hedges (2021: £nil).

Net investment hedges

At 31 December 2022, certain foreign exchange contracts and cross currency interest rate swaps were designated as net investment hedges in respect of the foreign currency translation risk arising on consolidation of the Group’s net investment in its European (Euro) and Chinese (CNY) foreign operations as shown in the table above (2021: £nil).

The carrying value of the EUR bonds in Note 19 ‘Borrowings’ included £1,526m (2021: £nil) that were also designated as hedging instruments in net investment hedges in respect of the foreign currency translation risk arising on consolidation of the Group’s net investment in its European (Euro) foreign operations. For net investment hedges, the balance in the foreign currency translation reserve in relation to continuing hedges is £140m (2021: £nil).

Cash flow hedges

Both in 2021 and 2022 the Group entered into forward starting interest rate swaps (derivatives) to pre-hedge interest rate risk on the fixed rate bonds issued in March 2022. These derivatives were designated in a cash flow hedge relationship. The derivatives were settled in March 2022 and as result cash flow hedges were terminated with a net cash inflow of £206m. The element of gains/loss of these cash flow hedges relating to other comprehensive income is being amortised to the income statement as per the maturity profile of the loan notes.

The following tables provide information regarding hedging instruments and the related hedged items as at 31 December:

Hedging instruments

	Average strike price	Notional principal value £m	Change in fair value for recognising hedge ineffectiveness £m	Carrying value assets/ (liabilities) £m
2022
Fair value hedges
Below 10 years
EUR IRS	1.3%	754	(59)	(59)
USD IRS	3.1%	1,454	(78)	(78)
Net investment hedges
Below 10 years
EUR FX Swaps	1.2	329	(7)	(7)
CNH CCIRS	8.6	910	(35)	(35)
EUR Bonds	1.1	887	(55)	867
10-30 years
EUR Bonds	1.1	665	(43)	659

2021
Cash flow hedges
Below 10 years	1.1%	668	4	4
10-30 years	1.3%	935	3	3
>30 years	1.5%	393	4	4

For the period ended 31 December 2021, there were no fair value or net investment hedges.

Hedged items

	2022				2021
	Carrying amount £m	Accumulated fair value adjustments[1] £m	Change in value for calculating hedge ineffectiveness £m	Balance in cash flow hedge reserve[2] £m	Carrying amount £m	Accumulated fair value adjustments[1] £m	Change in value for calculating hedge ineffectiveness £m	Balance in cash flow hedge reserve[2] £m
Cash flow hedges
Pre-hedging of long-term interest rate	–	–	–	(150)	–	(11)	(11)	(9)
Fair value hedges
Bonds[3]	(2,078)	122	122	–	–	–	–	–
Net investment hedges
Net assets in foreign currency[4]	2,791	140	140	–	–	–	–	–

[1]  Accumulated fair value adjustments on the hedged items included in the carrying amount of the hedged item.

[2]  Balance in cash flow hedge reserve for discontinued hedges net of tax.

[3]  The difference in change in value for calculating hedge ineffectiveness between derivatives and bonds is due to upfront cash receipt on derivatives and hedge ineffectiveness.

[4]  Relates to net investment hedges which is part of the translation reserve in equity.

The following table details the effectiveness of the hedging relationships and the amounts reclassified from the hedging reserve to the income statement for cash flow hedges, recognised under finance income or expense. There was no ineffectiveness on fair value or net investment hedges.

	Hedging gains/(losses) in other comprehensive income £m	Hedge ineffectiveness in profit or loss £m	Hedged future cash flows no longer expected to occur £m	As hedged item affects profit or loss £m
2022
Cash flow hedges
Pre-hedging of long-term interest rates
Below 10 years	169	3	–	18
10-30 years	35	–	–	–
>30 years	–	–	–	–

For the period ended 31 December 2021, there were no fair value or net investment hedges. For cash flow hedges, the hedging gains/(losses) recognised in other comprehensive income were £11m related to pre-hedging of long-term interest rates with a maturity profile of £4m in 5-10 years, £3m in 10-30 years and £4m in >30 years.

Fair value of financial assets and liabilities excluding lease liabilities

The table below presents the carrying amounts and the fair values of the Group’s financial assets and liabilities. The fair values of the financial assets and liabilities are included at the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The following methods and assumptions were used to estimate the fair values:

–  Cash and cash equivalents carried at amortised cost, trade and other receivables and certain other non-current assets, loans amounts owing from/(to) related parties, trade and other payables and certain other non-current liabilities: approximates to the carrying amount.

–  Cash and cash equivalents (money market funds) carried at fair value: based on net asset value of the funds.

–  Short-term loans, overdrafts and commercial paper: approximates to the carrying amount because of the short maturity of these instruments.

–  Interest rate swaps and foreign exchange contracts: based on present value of contractual cash flows using market sourced data (exchange rates and interest rates) at the balance sheet date.

–  Long-term loans: based on executable quotes or thinly traded prices (a level 2 fair value measurement) for European and US Medium Term Notes; based on present value of contractual cash flows for non-voting preference shares and based on the approximation of the carrying amount in the case of other floating rate bank loans.

	2022		2021
	Carrying value £m	Fair value £m	Carrying value £m	Fair value £m
Financial assets measured at amortised cost:
Cash and cash equivalents	674	674	411	411
Trade and other receivables and certain other non-current assets	1,663	1,663	1,955	1,955
Loan amounts owing from related parties	–	–	1,508	1,508
Financial assets mandatorily measured at fair value through profit or loss:
Held for trading derivatives that are not in a designated and effective hedging relationship	90	90	5	5
Cash and cash equivalents (money market funds)	10	10	3	3
Derivatives designated and effective as hedging instruments
Derivatives designated in a cash flow hedge and net investment hedge	2	2	12	12
Derivatives designated in a fair value hedge	2	2	–	–
Total financial assets	2,441	2,441	3,894	3,894

Financial liabilities measured at amortised cost:
Short-term loans and overdrafts	(91)	(91)	(49)	(49)
Other bonds	(7,783)	(6,935)	–	–
Long-term loans	–	–	–	–
Commercial papers	(302)	(302)	–	–
Non-voting preference shares	(25)	(25)	–	–
Trade and other payables and certain other non-current liabilities in scope of IFRS 9	(3,253)	(3,253)	(2,673)	(2,673)
Loan amounts owing to related parties	–	–	(825)	(825)
Bonds in a designated hedge relationship	(2,078)	(2,081)	–	–
Financial liabilities mandatorily measured at fair value through profit or loss:
Held for trading derivatives that are not in a designated and effective hedging relationship	(23)	(23)	(18)	(18)
Derivatives designated and effective as hedging instruments
Derivatives designated in a cash flow hedge and net investment hedge	(44)	(44)	(1)	(1)
Derivatives designated in a fair value hedge	(139)	(139)	–	–
Total financial liabilities	(13,738)	(12,893)	(3,566)	(3,566)
Net financial assets and financial liabilities	(11,297)	(10,452)	328	328

Financial instruments held at fair value shown according to the fair value hierarchy is provided below. Financial assets and liabilities held at fair value are categorised by the valuation methodology applied in determining their fair value. Where possible, quoted prices in active markets are used (level 1). Where such prices are not available, the asset is classified as level 2, provided all significant inputs to the valuation model used are based on observable market data. If one or more of the significant inputs to the valuation model is not based on observable market data, the instrument is classified as level 3.

At 31 December 2022	Level 1 £m	Level 2 £m	Level 3 £m	Total £m
Financial assets at fair value through profit or loss:
Held for trading derivatives that are not in a designated and effective hedging relationship	–	90	–	90
Derivatives designated and effective as hedging instruments in a fair value hedge	–	2	–	2
Cash and cash equivalents (money market funds)	10	–	–	10
Derivatives designated and effective as hedging instruments in cash flow hedge and net investment hedge.	–	2	–	2
Total financial assets	10	94	–	104
Financial liabilities at fair value through profit or loss:
Held for trading derivatives that are not in a designated and effective hedging relationship	–	(23)	–	(23)
Derivatives designated and effective as hedging instruments in a fair value hedge	–	(139)	–	(139)
Derivatives designated and effective as hedging instruments in cash flow hedge and net investment hedge	–	(44)	–	(44)
Total financial liabilities	–	(206)	–	(206)

At 31 December 2021
Financial assets at fair value through profit or loss:
Held for trading derivatives that are not in a designated and effective hedging relationship	-	5	–	5
Cash and cash equivalents (money market funds)	3	-	–	3
Derivatives designated and effective as hedging instruments in cash flow hedge and net investment hedge	–	12		12
Total financial assets	3	17	–	20
Financial liabilities at fair value through profit or loss:
Held for trading derivatives that are not in a designated and effective hedging relationship	–	(18)	–	(18)
Derivatives designated and effective as hedging instruments in cash flow hedge and net investment hedge	–	(1)	–	(1)
Total financial liabilities	–	(19)	–	(19)

Other assets and liabilities in scope of IFRS 9

Trade and other receivables and other non-current assets

The following table reconciles financial instruments within trade and other receivables and other non-current assets which fall within the scope of IFRS 9 to the relevant balance sheet amounts.

The financial assets are predominantly non-interest earning. Non-financial instruments include tax receivables and prepayments, which are outside the scope of IFRS 9.

	At 31 December 2022			At 31 December 2021
	Financial instruments £m	Non-financial instruments £m	Total £m	Financial instruments £m	Non-financial instruments £m	Total £m
Trade and other receivables (Note 16)	1,634	247	1,881	1,947	260	2,207
Loans amount owing from related parties (Note 24)	–	–	–	1,508	–	1,508
Other non-current assets (Note 16)	29	103	132	8	–	8
Total	1,663	350	2,013	3,463	260	3,723

Trade and other payables, other provisions and other non-current liabilities

The following table reconciles financial liabilities within trade and other payables, other provisions and other non-current liabilities which fall within the scope of IFRS 9 to the relevant balance sheet amounts. Accrued wages and salaries are included within financial liabilities. Non-financial instruments include payments on account, tax and social security payables and provisions which do not arise from contractual obligations to deliver cash or another financial asset, which are outside the scope of IFRS 9.

	At 31 December 2022			At 31 December 2021
	Financial instruments £m	Non-financial instruments £m	Total £m	Financial instruments £m	Non-financial instruments £m	Total £m
Trade and other payables (Note 18)	(3,224)	(397)	(3,621)	(2,671)	(331)	(3,002)
Loan amounts owing to related parties (Note 24)	–	–	–	(825)	-	(825)
Provisions (Note 21)	(11)	(86)	(97)	–	(139)	(139)
Other non-current liabilities	(18)	(4)	(22)	(2)	(6)	(8)
Total	(3,253)	(487)	(3,740)	(3,498)	(476)	(3,974)

Offsetting of financial assets and liabilities

Financial assets and liabilities are offset and the net amount reported in the balance sheet where there is a legally enforceable right to offset the recognised amounts, and there is an intention to settle on a net basis or realise the asset and settle the liability simultaneously. There are also arrangements that do not meet the criteria for offsetting but still allow for the related amounts to be offset in certain circumstances, such as bankruptcy or the termination of a contract.

The following tables set out the financial assets and liabilities that are offset, or subject to enforceable master netting arrangements and other similar agreements but not offset, as at 31 December 2022 and 31 December 2021. The column ‘Net amount’ shows the impact on the Group’s balance sheet if all offset rights were exercised.

At 31 December 2022	Gross financial assets/ (liabilities) £m	Gross financial assets/ (liabilities) set off £m	Net financial assets/ (liabilities) per balance sheet £m	Related amounts not offset £m	Net amount £m
Financial assets
Derivative financial assets	94	–	94	(58)	36
Financial liabilities
Derivative financial liabilities	(206)	–	(206)	58	(148)

At 31 December 2021
Financial assets
Derivative financial assets	17	-	17	(9)	8
Financial liabilities
Derivative financial liabilities	(19)	-	(19)	9	(10)

Amounts which do not meet the criteria for offsetting on the balance sheet but could be settled net in certain circumstances principally relate to derivative transactions under ISDA (International Swaps and Derivatives Association) agreements where each party has the option to settle amounts on a net basis in the event of default of the other party. As there is presently not a legally enforceable right of offset, these amounts have not been offset in the balance sheet but have been presented separately in the tables above.

Sensitivity analysis

Foreign exchange sensitivity

The two major foreign currencies in which the Group’s financial instruments are denominated are US Dollars and Euros. Financial instruments are only considered sensitive to foreign exchange rates where they are not in the functional currency of the entity that holds them. Intercompany loans which are fully hedged to maturity with a currency swap have been excluded from this analysis.

	2022 (Decrease)/increase in income £m	2021 Increase/(decrease) in income £m
10 cent appreciation of the US Dollar	(1)	2
10 cent depreciation of the US Dollar	1	(2)
10 cent appreciation of the Euro	13	(5)
10 cent depreciation of the Euro	(10)	4

The equity impact, shown below, for foreign exchange sensitivity relates to derivative and non-derivative financial instruments hedging the Group’s net investments in its European (Euro) and Chinese (CNY) foreign operations.

	2022 (Decrease)/increase in equity £m	2021 Increase/(decrease) in equity £m
10 cent appreciation of the CNY	(11)	–
10 cent depreciation of the CNY	11	–
10 cent appreciation of the Euro	(182)	–
10 cent depreciation of the Euro	152	–

Interest rate sensitivity

The Group is exposed to interest rate risk on its outstanding borrowings and investments where any changes in interest rates will affect future cash flows or the fair values of financial instruments. The table below shows the Group’s hypothetical sensitivity to changes in interest rates in relation to Pound Sterling, US Dollar and Euro variable rate financial assets and liabilities, including derivatives. If the interest rates applicable to floating rate financial assets and liabilities were to have increased by 1% (100 basis points), and assuming other variables had remained constant, it is estimated that the Group’s finance income for 2022 would have decreased by approximately £45m (2021: increased by £1m). A 1% (100 basis points) movement in US Dollar interest rates would not have any impact to equity (2021: increase of £197m to equity). A 1% (100 basis points) movement in interest rates in relation to Pound Sterling or Euro is not deemed to have a material effect on equity.

	2022 Increase/(decrease) in income £m	2021 (Decrease)/increase in income £m
1% (100 basis points) increase in Pound Sterling interest rates	6	(13)
1% (100 basis points) increase in US Dollar interest rates	(32)	8
1% (100 basis points) increase in Euro interest rates	(18)	6
1% (100 basis points) increase in Swiss Franc interest rates	(1)	–

Contractual cash flows for non-derivative financial liabilities and derivative instruments

The following table provides an analysis of the anticipated contractual cash flows including interest payable for the Group’s borrowings on an undiscounted basis. Interest is calculated based on debt held at the balance sheet date without taking account of future issuance. Floating rate interest is estimated using the prevailing interest rate at the balance sheet date. Cash flows in foreign currencies are translated using spot rates at the balance sheet date.

At 31 December 2022	Borrowings £m	Interest on borrowings £m	Lease liabilities £m	Interest on lease liabilities £m	Trade payables and other liabilities not in net debt £m	Total £m
Due in less than one year	393	316	44	3	3,242	3,998
Between one and two years	830	291	36	2	9	1,168
Between two and three years	1,385	248	25	2	1	1,661
Between three and four years	694	230	21	1	1	947
Between four and five years	1,653	184	13	1	–	1,851
After five years	5,299	1,370	22	2	–	6,693
Gross contractual cash flows	10,254	2,639	161	11	3,253	16,318

At 31 December 2021
Due in less than one year	49	2	30	4	3,496	3,581
Between one and two years	–	–	22	3	2	27
Between two and three years	–	–	15	2	–	17
Between three and four years	–	–	13	2	–	15
Between four and five years	–	–	10	1	–	11
After five years	–	–	27	3	–	30
Gross contractual cash flows	49	2	117	15	3,498	3,681

The table below provides an analysis of the anticipated contractual cash flows for the Group’s derivative instruments, using undiscounted cash flows. Cash flows in foreign currencies are translated using spot rates at 31 December. The gross cash flows of foreign exchange contracts are presented for the purposes of this table although, in practice, the Group uses standard settlement arrangements to reduce its liquidity requirements on these instruments.

	2022		2021
	Receivables £m	Payables £m	Receivables £m	Payables £m
Foreign exchange contracts
Due in less than one year	5,476	(5,455)	1,852	(1,865)
Interest rate swap contracts
Due in less than one year	153	(198)	–	(13)
Between one and two years	173	(222)	12	(26)
Between two and three years	1,916	(2,009)	24	(26)
Between three and four years	573	(524)	28	(26)
Between four and five years	–	–	28	(26)
After five years	–	–	260	(221)
Gross contractual cash flows	8,291	(8,408)	2,204	(2,203)